Average Annual Total Returns - Class I2 - Transamerica Government Money Market - I2	Mar. 01, 2021
Average Annual Return:
1 Year	0.45%
5 Years	0.42%
10 Years	0.22%
Inception Date	Nov. 15, 2005
Return After Taxes on Distributions
Average Annual Return:
1 Year	0.27%
5 Years	0.25%
10 Years	0.13%
Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return:
1 Year	0.27%
5 Years	0.25%
10 Years	0.13%